CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 7,838	$ 11,395	$ 4,782
Adjustments required to reflect cash flows from operations:
Depreciation and amortization	2,308	1,551	1,422
Share in profits of equity investee	(453)	(491)	(186)
Share-based compensation expense	852	1,109	267
Gain on sale of property, plant and equipment		(3)
Change in inventories	(9,629)	(2,584)	(3,100)
Change in accounts receivable	5,304	(6,965)	(3,806)
Change in accounts payable and accruals	(3,868)	3,052	3,590
Change in other non-current assets	(141)	49	9
Change in retirement benefits obligation	(246)	277	45
Net cash provided by operating activities	1,965	7,390	3,023
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment and intangible assets	(6,361)	(4,885)	(1,248)
Investment in bank and other deposits	(20,009)	10	16
Investment in marketable securities	(42,499)
Investment in equity investee	(92)
Proceeds from sale of marketable securities	5,285
Proceeds from sale of property, plant and equipment		6
Change in funds in respect of retirement benefits obligation	118	(156)	(46)
Net cash used in investing activities	(63,558)	(5,025)	(1,278)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in short-term loans		(1,000)	(4,600)
Repayment of long-term bank loan	(4,200)	(700)	(700)
Proceeds from exercise of options by employees	1,756	8
Proceeds from exercise of warrants		1,340
Share issuance costs	(78)
Proceeds from initial public offering, net of issuance costs of $8.2 million		62,838
Proceeds from issuance of equity and warrants		6,850	1,497
Net cash provided by (used in) financing activities	(2,522)	69,336	(3,803)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(64,115)	71,701	(2,058)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	74,430	2,729	4,787
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	10,315	74,430	2,729
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	187	385	544
Income taxes paid, net of refunds	691	161	135
Supplementary information on financing and investing activities not involving cash flows
Amount included in trade payables in respect of acquisition of property, plant and equipment	$ 622	$ 632	$ 563